Leases (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Schedule of Components of Lease Expenses
The components of lease expense for the Company for the three and nine months ended September 30, 2024 and 2023 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Lease cost
Fixed lease cost	$—	$553	$678	$1,349
Variable lease cost	8	203	214	484
Total lease cost	$8	$756	$892	$1,833

Other information
Cash paid for amounts included in the measurement of lease liabilities	$24	$2,699	$681	$3,562
Weighted-average remaining lease term			—	10.2 years
Weighted-average discount rate			—	11.00%

The components of lease expense for the Company for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Lease cost
Fixed lease cost	$1,753	$1,430
Variable lease cost	593	695
Total lease cost	$2,346	$2,125
Other information
Cash paid for amounts included in the measurement of lease liabilities	$3,454	$1,478
Weighted-average remaining lease term — operating leases	9.9 years	0.5 years
Weighted-average discount rate — operating leases	11.00%	2.97%

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities due under these lease agreements as of December 31, 2023 are as follows:

Operating Leases
Maturity of lease liabilities
2024	$1,357
2025	1,326
2026	1,364
2027	1,402

Operating Leases
2028	1,442
2029 and thereafter	7,711
Total lease payments	14,602
Less: interest	(5,846)
Total lease liabilities	$8,756

Reported as of December 31, 2023
Lease liabilities — short term	$429
Lease liabilities — long term	8,327
Total lease liabilities	$8,756